As filed with the Securities and Exchange Commission on June 15, 2006

                       Securities Act File No. 333-128235

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                       / / Pre-Effective Amendment No. __
                       /X/ Post-Effective Amendment No. 2
                        (CHECK APPROPRIATE BOX OR BOXES)

                             JOHN HANCOCK FUNDS III
                             ----------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                  617-663-2844
                                  ------------
                        (AREA CODE AND TELEPHONE NUMBER)

                601 Congress Street, Boston, Massachusetts 02210
                ------------------------------------------------
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: NUMBER, STREET, CITY, STATE, (ZIP CODE)

                                 JOHN J. DANELLO
                                 ---------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210
                ------------------------------------------------
                  (NUMBER AND STREET) (CITY) (STATE) (ZIP CODE)

                                 With copies to:

                              MARK P. GOSHKO, ESQ.
                   KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LLP
                               ONE LINCOLN STREET
                           BOSTON, MASSACHUSETTS 02111

 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT
 ------------------------------------------------------------------------------
                 (APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING)

                                   ----------

                     TITLE OF SECURITIES BEING REGISTERED:
            Class A shares of beneficial interest of the Registrant

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

                             JOHN HANCOCK FUNDS III
                             ----------------------

                Contents of Registration Statement on Form N-14


This Registration Statement consists of the following papers and documents.

     Cover Sheet

     Contents of Registration Statement on Form N-14

     Part A - Prospectus / Proxy Statement - Incorporated by reference to the
              Registrant's Post-Effective Amendment No. 1 filed on June 1, 2006, SEC Accession No. 0000898432-06-000504

     Part B - Statement of Additional Information - Incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on June 1, 2006, SEC Accession No. 0000898432-06-000504

     Part C - Other Information

     Signature Page

     Exhibit Index

     Exhibits - The sole purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization described in Registrant's Post-Effective Amendment No. 1 on Form N-14, filed June 1, 2006, as required by Item 16(12) of Form N-14. Part C of this Registration Statement has been updated as necessary.

                                     PART C

                               OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of John Hancock Funds III (the "Registrant") on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (File Nos. 333-125838 and 811-21777) as filed with the Securities and Exchange Commission on September 2, 2005 (Accession No. 0000898432-05-000776), which information is incorporated herein by reference.

ITEM 16.  EXHIBITS

(1)       Amended and Restated Declaration of Trust dated August 12, 2005           (1)

(2)       By-Laws dated June 9, 2005                                                (2)

(3)       Not applicable

(4)       Form of Agreement                                                         (3)

(5)       Reference is made to exhibits (1) and (2) hereof

(6)(a)    Advisory Agreement between John Hancock Funds III and                     (1)
          John Hancock Investment Management Services, LLC

(6)(b)    Subadvisory Agreement between John Hancock Investment Management          (1)
          Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the International Core Fund

(6)(c)    Subadvisory Agreement between John Hancock Investment Management          (1)
          Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the Growth Opportunities Fund

(7)       Distribution Agreement between John Hancock Funds III and John Hancock    (1)
          Funds, LLC

(8)       Not applicable

(9)       Custodian Agreement between John Hancock Funds III and State Street       (1)
          Bank & Trust Co.

(10)(a)   Class C Distribution Plan Pursuant to Rule 12b-1                          (1)

(10)(b)   Class R Distribution Plan Pursuant to Rule 12b-1                          (1)


(10)(c)   Class 1 Distribution Plan Pursuant to Rule 12b-1                          (1)

(10)(d)   Class 3 Distribution Plan Pursuant to Rule 12b-1                          (1)

(10)(e)   Class A Distribution Plan Pursuant to Rule 12b-1                          (1)

(10)(f)   Class B Distribution Plan Pursuant to Rule 12b-1                          (1)

(10)(g)   Multiple Class Plan Pursuant to Rule 18f-3                                (1)

(10)(h)   Class R Service Plan                                                      (1)

(11)      Opinion and Consent of Counsel                                            (3)

(12)      Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP        (*)
          regarding certain tax matters discussed in the Combined Proxy
          Statement and Prospectus

(13)      Not applicable

(14)      Consent of Independent Registered Public Accounting Firm                  (3)

(15)      Not applicable

(16)      Power of Attorney                                                         (3)

(17)(a)   John Hancock Funds III Code of Ethics                                     (1)

(17)(b)   John Hancock Investment Management Services, LLC Code of Ethics           (1)

(17)(c)   John Hancock Funds, LLC Code of Ethics                                    (1)

(17)(d)   Grantham, Mayo, Van Otterloo & Co. LLC Code of Ethics                     (1)

(17)(e)   Form of Proxy Cards                                                       (3)

(17)(f)   Transfer Agency Agreement                                                 (1)

(17)(g)   Expense Limitation Agreement                                              (1)

(*)  Filed herewith

(1) Previously filed. Incorporated herein by reference to the exhibits filed with the Registrant's Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the Securities and Exchange Commission on September 2, 2005 (Accession No. 0000898432-05-000776)

(2) Previously filed. Incorporated herein by reference to the exhibit filed with the Registrant's Initial Registration Statement on Form N-1A (File Nos.

333-125838 and 811-21777), as filed with the Securities and Exchange Commission on June 15, 2005 (Accession No. 0000898432-05-000492)

(3) Previously filed in Registrant's Registration Statement on Form N-14 filed on June 1, 2006 (File Nos. 333-128235 and 811-21777).

ITEM 17. UNDERTAKINGS.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the 1933 Act, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act, and has duly caused this registration statement to be signed on its behalf, in the City of Boston and Commonwealth of Massachusetts on the 15th day of June, 2006.

                                             John Hancock Funds III

                                             By: /s/ Keith F. Hartstein
                                                 ----------------------
                                             Name: Keith F. Hartstein
                                             Title: President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:


               SIGNATURE                                         TITLE                                    DATE
-----------------------------------------     ---------------------------------------------     -----------------------

/s/ Keith F. Hartstein                        President                                         June 15, 2006
-----------------------------------------     (Principal Executive Officer)
Keith F. Hartstein

/s/ John Vrysen                               Chief Financial Officer                           June 15, 2006
-----------------------------------------     (Principal Financial and Accounting
John Vrysen                                   Officer)


/s/ James Oates*                              Trustee                                           June 15, 2006
-----------------------------------------
James Oates

/s/ James Boyle*                              Trustee                                           June 15, 2006
-----------------------------------------
James Boyle

/s/ Charles Bardelis*                         Trustee                                           June 15, 2006
-----------------------------------------
Charles Bardelis
/s/ Peter Burgess*                            Trustee                                           June 15, 2006
-----------------------------------------
Peter Burgess

/s/ Elizabeth Cook*                           Trustee                                           June 15, 2006
-----------------------------------------
Elizabeth Cook

/s/ William Cunningham*                       Trustee                                           June 15, 2006
-----------------------------------------
William Cunningham


               Signature                                         Title                                    Date
-----------------------------------------     ---------------------------------------------     -----------------------

/s/ Charles Ladner*                           Trustee                                           June 15, 2006
-----------------------------------------
Charles Ladner

/s/ Hassell McClellan*                        Trustee                                           June 15, 2006
-----------------------------------------
Hassell McClellan

*By: /s/ George Boyd
-----------------------------------------
George Boyd
(As Attorney-in-Fact)

                                 EXHIBIT INDEX

Exhibit No.    Description

(12) Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP regarding certain tax matters discussed in the Combined Proxy Statement and Prospectus